UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

745 Fifth Ave., Suite 2400

New York, NY 10151

 (Address of principal executive offices)

(Zip code)

John E. Deysher

745 Fifth Ave., Suite 2400,

New York, NY 10151

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 605-7100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

				Schedule of Investments
				September 30, 2015 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Banks & Thrifts
90,854	Anchor Bancorp *	$ 691,376	$ 2,001,514
9,949	Preferred Bank	70,750	314,388
30,816	Wilshire Bancorp	80,975	324,030
		843,101	2,639,932	4.13%
Conglomerate
100	Steel Partners Holding L.P. *	1,109	1,653
34,010	Regency Affiliates, Inc.	142,386	397,917
		143,495	399,570	0.63%
Energy
44,000	Atwood Oceanics, Inc.	986,311	651,640
5,400	Carbo Ceramics, Inc.	159,688	102,546
196,297	Dawson Geophysical Co. *	1,189,839	747,892
685	Dorian LPG, Ltd. *	8,209	7,062
69,958	Global Power Equipment Group, Inc.	267,453	256,746
80,425	Gulf Island Fabrication, Inc.	807,010	846,875
81,186	Gulfmark Offshore, Inc.	1,365,536	496,046
160,224	Permian Basin Royalty Trust	1,314,202	978,969
12,052	Seacor Holdings, Inc. *	896,673	720,830
16,939	Tidewater, Inc.	224,815	222,578
59,877	Unit Corp.	1,369,664	674,215
		8,589,400	5,705,399	8.94%
Financial Services
138,956	Asta Funding, Inc. *	192,721	1,185,295
476,899	BKF Capital Group, Inc. (a) *	1,009,610	262,771
98,128	Regional Management Corp. *	1,266,685	1,520,984
428,087	Special Diversified Opportunities, Inc. *	404,303	428,087
205,171	SWK Holdings Corp. *	1,838,784	2,974,981
		4,712,103	6,372,118	9.98%
Greeting Cards & Gift-wrap
30,764	CSS Industries, Inc.	489,446	810,324	1.27%

Insurance
100	Blue Capital Reinsurance Holdings, Ltd.	1,768	1,722
47,172	EMC Insurance Group	578,620	1,094,862
22,250	Endurance Specialty Holdings, Ltd.	545,925	1,357,918
927,780	First Acceptance Corp. *	1,500,393	2,495,821
250,724	Hallmark Financial Services, Inc. *	1,640,612	2,880,819
20,363	Independence Holdings Co.	87,126	263,904
108,595	National Security Group, Inc.	985,467	1,656,074
700	Navigators Group, Inc. *	26,043	54,586
42,800	Old Republic International Corp.	326,071	669,392
		5,692,025	10,475,098	16.41%
Land Subdividers & Developers
100	The St. Joe Co. *	1,858	1,913	0.00%

Pharmaceutical Preparations
300	MusclePharm Corp. *	1,854	900	0.00%

Printed Circuit Boards
100	Kimball International, Inc.	1,082	946
100	Kimball Electronics, Inc. *	1,122	1,193
		2,204	2,139	0.00%
Real Estate Investment Trust
400	FRP Holdings, Inc. *	9,686	12,056
34,400	Getty Realty Corp.	467,651	543,520
		477,337	555,576	0.87%
Security Services
47,254	Costar Technologies, Inc. *	362,356	444,188	0.70%

Test & Measurement
106,785	Electro Sensors, Inc. *	440,482	395,179	0.62%

Trucking
133	Patriot Transportation Holdings, Inc. *	2,394	3,199	0.01%

Total for Common Stock		$ 21,758,055	$ 27,805,535	43.55%

Closed-End & Exchange Traded Funds
3,017	Aberdeen Singapore Fund, Inc.	18,313	26,067
88,031	ASA Gold & Precious Metals, Ltd.	792,960	688,402
4,378	Babson Capital Participation Partner	56,770	57,790
18,411	Capital Southwest Corp.	273,978	872,681
30,651	Central Europe & Russia Fund, Inc.	632,426	548,346
53,879	Japan Smaller Capitalization Fund, Inc.	333,773	547,949
169,250	MVC Capital, Inc.	1,548,667	1,389,543
25,659	Adams Natural Resources Fund, Inc.	429,745	465,968
1,000	Sprott Gold Miners ETF	15,760	12,580
10,483	Turkish Investment Fund, Inc.	81,804	83,864
		4,184,196	4,693,190	7.35%

Total for Closed-End & Exchange Traded Funds		$ 4,184,196	$ 4,693,190	7.35%

SHORT TERM INVESTMENTS
Money Market Fund
500,000	Federated Prime Cash Obligations Fund 0.05% **	500,000	500,000
31,858,765	First American Government Obligation Fund Class Z 0.00% **	31,858,765	31,858,765
500,000	Invesco Liquid Assets Portfolio 0.08% **	500,000	500,000

Total for Short Term Investments		$ 32,858,765	$ 32,858,765	51.46%

	Total Investments	$ 58,801,016	$ 65,357,490	102.36%

	Liabilities In Excess of Other Assets		(1,504,663)	-2.36%

	Net Assets		$ 63,852,827	100.00%

(a) Level 2 Security
* Non-Income producing securities.
** Dividend Yield

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $58,801,016 amounted to $6,556,474, which consisted of aggregate gross unrealized appreciation of $10,697,483 and aggregate gross unrealized depreciation of $4,141,009.

2. SECURITY VALUATION

The Fund will primarily invest in equities and convertible securities.  Investments in securities are carried at market value. Securities traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  When market quotations are not readily available, when Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service uses electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading lots of debt securities without regard to sale or bid prices.  When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value determined in good faith by Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which are within 60 days of maturity, are valued by using the amortized cost method.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 27,542,764	262,771	$0	$ 27,805,535
Closed End & Exchange Traded Funds		$4,693,190	$0	$0	$4,693,190
Cash Equivalents		$ 32,858,765	$0	$0	$32,858,765
Total		$ 65,094,719	262,771	$0	$ 65,357,490

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date October 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date October 2, 2015

* Print the name and title of each signing officer under his or her signature.